Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 24.8%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.4980%, 9/15/34 (144A)‡	$629,029	$617,167
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	943,498	938,688
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	423,140	429,512
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	79,164	78,929
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7081%, 10/17/34 (144A)‡	330,000	329,774
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	55,802	53,921
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	51,771	49,708
Angel Oak Mortgage Trust I LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65 (144A)‡	177,014	160,251
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	141,401	128,841
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68 (144A)Ç	271,572	263,565
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	255,181	223,381
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6795%, 7/18/34 (144A)‡	278,000	278,129
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	164,310	161,716
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	42,948	42,761
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5294%, 7/20/29 (144A)‡	197,777	197,775
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6494%, 4/20/31 (144A)‡	1,208,000	1,208,559
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.7994%, 1/20/32 (144A)‡	385,415	385,609
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D,
1.2591%, 7/27/50 (144A)‡	165,000	130,345
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E,
1.2731%, 7/27/50 (144A)‡	441,000	315,250
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	251,297
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,339,631
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2233%, 4/15/37 (144A)‡	1,351,000	1,356,587
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	1,289,000	1,336,997
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8190%, 8/15/36 (144A)‡	271,641	261,221
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	275,057
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	543,097
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3695%, 10/15/37 (144A)‡	184,755	184,335
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	848,000	844,819
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	762,341	758,505
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0918%, 5/15/38 (144A)‡	202,562	200,975
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3898%, 9/15/36 (144A)‡	1,043,000	1,031,288
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0898%, 9/15/36 (144A)‡	1,096,000	1,080,551
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	1,001,506	989,947
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6063%, 6/15/40 (144A)‡	288,000	289,155
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4543%, 6/15/40 (144A)‡	639,000	640,896
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.2653%, 11/15/28 (144A)‡	1,158,226	1,158,215
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0143%, 11/15/28 (144A)‡	993,397	992,157
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.7594%, 1/20/35 (144A)‡	1,312,000	1,312,164
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.3294%, 1/20/35 (144A)‡	500,944	500,417

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	$777,000	$778,009
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	1,282,000	1,298,061
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,132,822	1,023,910
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	415,619	365,944
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	1,232,162	1,229,019
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	2,995,882	2,953,083
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	117,674	115,318
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5204%, 2/25/50 (144A)‡	491,982	488,815
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6256%, 7/15/33 (144A)‡	1,057,088	1,057,636
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.1774%, 1/23/35 (144A)‡	383,807	383,793
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	333,861	328,674
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	229,484	221,624
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3325%, 11/15/37 (144A)‡	1,740,876	1,737,401
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7325%, 11/15/37 (144A)‡	774,597	772,676
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0825%, 11/15/37 (144A)‡	777,546	775,575
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	41,061	38,987
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	1,922,000	1,932,973
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 12/25/41 (144A)‡	337,685	336,802
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9704%, 12/25/41 (144A)‡	711,000	711,504
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4704%, 12/25/41 (144A)‡	2,186,000	2,245,841
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3204%, 1/25/42 (144A)‡	804,000	825,030
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	539,519	547,183
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	85,635	86,104
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	675,585	686,227
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	734,671	739,224
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2707%, 9/25/43 (144A)‡	342,091	344,335
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/43 (144A)‡	698,253	701,214
Connecticut Avenue Securities Trust 2024-R01 1M1,
US 30 Day Average SOFR + 1.0500%, 6.3704%, 1/25/44 (144A)‡	659,646	659,720
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	219,624	219,100
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	640,693	648,075
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	255,301	257,314
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3530%, 5/15/36 (144A)‡	1,682,813	1,682,341
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8030%, 5/15/36 (144A)‡	828,938	828,178
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	752,625	740,999
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	2,006,000	1,966,723
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49 (144A)	570,666	536,599
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	1,074,000	1,097,069
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	1,014,152	1,032,588
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	1,055,596
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7795%, 1/18/32 (144A)‡	374,404	374,555
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7294%, 4/20/34 (144A)‡	419,000	419,361
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	472,632	461,200
Fannie Mae REMICS, 3.0000%, 5/25/48	820,599	724,506
Fannie Mae REMICS, 3.0000%, 11/25/49	834,978	741,463
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54 (144A)‡	733,000	734,800
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	3,219,964	2,676,476
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	295,413	285,392

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1204%, 1/25/51 (144A)‡	$250,172	$251,765
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	969,837	989,406
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1204%, 10/25/41 (144A)‡	409,112	408,469
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	909,606	929,449
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2,
US 30 Day Average SOFR + 2.3500%, 7.6704%, 12/25/41 (144A)‡	1,639,000	1,643,763
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	448,294	452,764
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	368,018	374,664
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	88,657	89,285
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	619,346	625,101
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	641,294	597,070
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	5,022,121	1,877
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	1,613,702	862
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,546,005	2,135,282
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	1,338,012	1,335,166
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	1,564,855	1,577,254
Gracie Point International Funding 2024-1A A,
US 90 Day Average SOFR + 1.7000%, 7.0576%, 3/1/28 (144A)‡	446,000	447,150
Great Wolf Trust,
CME Term SOFR 1 Month + 1.3485%, 6.6735%, 12/15/36 (144A)‡	86,195	86,036
Great Wolf Trust,
CME Term SOFR 1 Month + 1.6485%, 6.9735%, 12/15/36 (144A)‡	251,788	250,799
Great Wolf Trust,
CME Term SOFR 1 Month + 1.9475%, 7.2725%, 12/15/36 (144A)‡	280,191	278,986
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	348,043
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	574,102
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.2774%, 1/23/35 (144A)‡	380,629	380,236
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	329,000	307,170
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	328,050	318,001
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	655,358	649,206
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	1,213,000	1,182,978
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	830,000	795,087
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	72,664	72,064
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	433,441	431,323
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5594%, 3/20/30 (144A)‡	223,499	223,500
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	459,859	450,927
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	390,552	392,908
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1395%, 3/15/38 (144A)‡	1,851,916	1,831,503
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5395%, 3/15/38 (144A)‡	1,034,085	1,018,215
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6206%, 5/15/39 (144A)‡	1,237,000	1,226,549
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	534,535	535,135
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	317,000	317,701
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5694%, 4/20/32 (144A)‡	1,050,000	1,049,995
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	342,000	344,085
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5895%, 11/15/38 (144A)‡	1,491,840	1,483,907
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	688,154	636,796
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	879,711	814,145
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	805,849	661,863
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	874,199	746,113
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	890,000	897,640
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2404%, 4/15/38 (144A)‡	1,418,962	1,412,146
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7904%, 4/15/38 (144A)‡	800,879	795,056

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	$447,000	$431,373
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	555,265
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	564,250
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	848,798
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0673%, 3/15/39 (144A)‡	617,000	614,721
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	169,913	162,803
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	2,142,000	2,142,084
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	141,994	136,378
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	341,505	320,163
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	730,325	675,813
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	92,126	91,506
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	963,941	890,798
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	979,294	905,383
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,021,712	856,239
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	2,006,025	1,676,348
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	938,037	740,854
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,012,184	1,686,825
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	853,550	704,428
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4144%, 10/15/28 (144A)‡	836,587	844,980
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5613%, 10/15/28 (144A)‡	309,930	311,475
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	110,997	109,773
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	1,460,396	1,471,820
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	854,475	692,067
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25 (144A)Ç	427,844	427,871
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	874,855	843,989
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,620,474	1,560,976
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51 (144A)‡	992,762	890,749
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	1,246,358	1,222,290
PRP Advisors LLC 2024-RCF2 A1, 0%, 3/25/54 (144A)Ç	381,000	362,628
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	809,039	812,474
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2794%, 1/20/35 (144A)‡	393,948	393,966
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	2,779,186	2,849,763
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	971,130	991,005
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	376,188	378,829
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1,
6.3060%, 3/25/54 (144A)‡	642,292	642,277
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1,
7.7620%, 4/25/30 (144A)Ç	1,025,000	1,025,714
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	70,850	69,621
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	474,416	471,789
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	90,395	78,039
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	1,812,000	1,911,545
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3260%, 1/15/39 (144A)‡	696,000	691,071
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6594%, 1/20/32 (144A)‡	1,208,000	1,208,635
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	97	97
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	439	439
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1706%, 11/15/38 (144A)‡	144,486	143,755
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49 (144A)	708,000	709,533
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	285,285
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	920,808	992,847
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	185,740	187,084
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	556,689	564,909
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33 (144A)‡	2,921,612	3,051,103

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	$279,490	$275,802
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	819,858	756,806
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	612,934	495,847
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	7,417	7,398
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	260,089	257,780
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	200,859	200,433
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	982,000	920,123
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	558,028
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3405%, 7/15/39 (144A)‡	605,000	555,017
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50 (144A)Ç	71,592	70,993
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0912%, 1/18/37 (144A)‡	421,292	416,070
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	1,000,000	1,005,350
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5905%, 2/15/40 (144A)‡	192,409	190,893
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	215,067	205,896
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	661,871	662,409
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	657,611	602,491
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	725,247	728,947
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	1,125,604	1,133,807
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)‡	2,037,958	2,072,638
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44 (144A)‡	874,476	873,261
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44 (144A)‡	2,816,000	2,814,703
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $152,686,789)		148,586,870
Corporate Bonds– 36.5%
Banking – 7.8%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	481,000	497,573
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	2,928,000	3,036,834
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	1,915,000	1,917,179
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	826,000	822,230
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	1,483,000	1,614,950
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	1,144,000	934,615
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	995,000	921,324
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30 (144A)‡	975,000	975,069
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	687,770
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	332,000	334,834
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	1,339,000	1,478,919
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	1,157,000	1,201,561
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	2,246,000	2,223,509
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	877,000	875,683
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	152,000	151,398
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,003,000	1,033,964
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	375,000	375,384
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	827,000	824,148
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	2,135,000	2,150,861
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	1,516,000	1,576,052
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	657,000	654,309
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	897,000	958,348
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	730,000	727,615
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	852,000	849,031
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,856,000	1,790,579
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	1,068,000	987,892
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	137,000	130,407
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,477,000	1,475,808
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,172,000	996,110
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	1,173,000	1,176,636
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	1,171,000	1,185,263
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,713,721
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	571,000	592,478
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	908,000	920,255
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	592,000	591,309
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	488,000	490,107
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30 (144A)‡	1,120,000	1,121,660
UBS Group AG, 5.6990%, 2/8/35 (144A)	945,000	949,782
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	1,436,000	1,461,061
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,268,579
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	904,000	912,795
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	1,797,000	1,793,212

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	$589,000	$590,387
		46,971,201
Basic Industry – 0.5%
Celanese US Holdings LLC, 6.3500%, 11/15/28	584,000	605,000
Celanese US Holdings LLC, 6.3300%, 7/15/29	578,000	599,357
Celanese US Holdings LLC, 6.5500%, 11/15/30	1,636,000	1,720,776
		2,925,133
Brokerage – 1.4%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	1,940,000	2,023,798
LPL Holdings Inc, 6.7500%, 11/17/28	2,084,000	2,182,593
Nasdaq Inc, 5.3500%, 6/28/28	287,000	290,703
Nasdaq Inc, 5.5500%, 2/15/34	2,213,000	2,250,329
Nasdaq Inc, 5.9500%, 8/15/53	1,021,000	1,075,938
Nasdaq Inc, 6.1000%, 6/28/63	386,000	411,589
		8,234,950
Capital Goods – 2.1%
BAE Systems PLC, 5.1250%, 3/26/29 (144A)	592,000	594,048
BAE Systems PLC, 5.2500%, 3/26/31 (144A)	222,000	222,910
BAE Systems PLC, 5.3000%, 3/26/34 (144A)	866,000	870,341
Berry Global Inc, 5.6500%, 1/15/34 (144A)	1,749,000	1,739,447
L3Harris Technologies Inc, 5.4000%, 7/31/33	1,146,000	1,153,202
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	1,072,000	1,086,754
RTX Corp, 5.7500%, 1/15/29	576,000	595,999
RTX Corp, 6.0000%, 3/15/31	1,148,000	1,206,786
TransDigm Inc, 6.3750%, 3/1/29 (144A)	385,000	386,199
TransDigm Inc, 6.6250%, 3/1/32 (144A)	1,735,000	1,752,855
WESCO Distribution Inc, 6.3750%, 3/15/29 (144A)	732,000	739,526
WESCO Distribution Inc, 6.6250%, 3/15/32 (144A)	927,000	942,006
Westinghouse Air Brake Technologies Corp, 5.6110%, 3/11/34	1,237,000	1,253,001
		12,543,074
Communications – 1.3%
American Tower Corp, 5.2000%, 2/15/29	656,000	655,681
American Tower Corp, 5.4500%, 2/15/34	1,049,000	1,050,710
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	4,305,000	4,412,817
T-Mobile USA Inc, 4.8500%, 1/15/29	939,000	932,045
T-Mobile USA Inc, 5.1500%, 4/15/34	803,000	800,311
		7,851,564
Consumer Cyclical – 2.6%
CBRE Services Inc, 5.9500%, 8/15/34	3,514,000	3,606,349
CBRE Services Inc, 5.5000%, 4/1/29	779,000	783,704
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,265,000	1,270,033
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	984,000	989,438
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	368,891
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	361,927
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	700,000	753,138
General Motors Financial Co Inc, 5.7500%, 2/8/31	831,000	840,009
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	98,328
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	901,000	949,613
LKQ Corp, 5.7500%, 6/15/28	1,497,000	1,523,472
LKQ Corp, 6.2500%, 6/15/33	1,415,000	1,473,355
Royal Caribbean Cruises Ltd, 6.2500%, 3/15/32 (144A)	2,315,000	2,333,427
		15,351,684
Consumer Non-Cyclical – 6.0%
AbbVie Inc, 4.8000%, 3/15/29	1,033,000	1,034,516
AbbVie Inc, 4.9500%, 3/15/31	893,000	899,373
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	987,000	997,475
HCA Inc, 5.2000%, 6/1/28	695,000	696,966
HCA Inc, 5.4500%, 4/1/31	657,000	660,427
HCA Inc, 3.6250%, 3/15/32	1,794,000	1,588,115
HCA Inc, 5.6000%, 4/1/34	1,054,000	1,061,296
Illumina Inc, 5.7500%, 12/13/27	1,915,000	1,937,114
IQVIA Inc, 6.2500%, 2/1/29	1,351,000	1,402,777
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	2,001,000	1,972,017
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	861,000	736,702
Mattel Inc, 3.7500%, 4/1/29 (144A)	2,643,000	2,433,096
Nestle Capital Corp, 4.7500%, 3/12/31 (144A)	1,957,000	1,950,928
Nestle Capital Corp, 4.8750%, 3/12/34 (144A)	2,101,000	2,100,719
Polaris Inc, 6.9500%, 3/15/29	1,224,000	1,301,959
Smith & Nephew PLC, 5.4000%, 3/20/34	924,000	919,437
Solventum Corp, 5.4000%, 3/1/29 (144A)	1,279,000	1,281,578
Solventum Corp, 5.4500%, 3/13/31 (144A)	1,960,000	1,954,934

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Solventum Corp, 5.6000%, 3/23/34 (144A)	$2,583,000	$2,591,447
Solventum Corp, 6.0000%, 5/15/64 (144A)	915,000	907,001
Sysco Corp, 5.7500%, 1/17/29	867,000	892,087
Sysco Corp, 6.0000%, 1/17/34	2,093,000	2,226,946
Tyson Foods Inc, 5.7000%, 3/15/34	1,620,000	1,641,367
Universal Health Services Inc, 2.6500%, 10/15/30	1,020,000	864,906
Universal Health Services Inc, 2.6500%, 1/15/32	2,353,000	1,925,021
		35,978,204
Electric – 3.2%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,501,000	1,523,893
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,817,000	1,673,473
Duke Energy Corp, 4.3000%, 3/15/28	1,083,000	1,058,053
Exelon Corp, 5.4500%, 3/15/34	1,122,000	1,129,547
Georgia Power Co, 4.6500%, 5/16/28	691,000	684,098
Georgia Power Co, 4.9500%, 5/17/33	1,211,000	1,194,015
Georgia Power Co, 5.2500%, 3/15/34	915,000	924,239
Liberty Utilities Co, 5.5770%, 1/31/29 (144A)	2,894,000	2,909,614
Liberty Utilities Co, 5.8690%, 1/31/34 (144A)	1,076,000	1,086,973
National Grid PLC, 5.6020%, 6/12/28	486,000	495,062
National Grid PLC, 5.8090%, 6/12/33	1,193,000	1,218,753
Southern California Edison Co, 5.8500%, 11/1/27	1,171,000	1,202,115
Southern Co, 5.7000%, 3/15/34	957,000	986,997
Xcel Energy Inc, 5.4500%, 8/15/33	3,024,000	3,005,572
		19,092,404
Energy – 2.4%
Cheniere Energy Inc, 5.6500%, 4/15/34 (144A)	1,356,000	1,365,683
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	315,000	323,181
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	873,000	904,467
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	153,000	164,183
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	1,683,000	1,547,236
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	973,000	881,172
DT Midstream Inc, 4.3000%, 4/15/32 (144A)	555,000	503,259
Enbridge Inc, 6.2000%, 11/15/30	283,000	299,819
Enbridge Inc, 5.7000%, 3/8/33	1,601,000	1,639,670
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	170,618
EQM Midstream Partners LP, 6.3750%, 4/1/29 (144A)	2,015,000	2,029,799
EQT Corp, 5.7000%, 4/1/28	403,000	406,762
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	704,000	681,237
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	772,517
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	501,238
Occidental Petroleum Corp, 6.1250%, 1/1/31	837,000	866,806
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	1,396,000	1,451,249
		14,508,896
Finance Companies – 0.6%
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	860,000	896,637
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	1,020,000	1,024,266
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	1,014,000	1,038,783
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29 (144A)	55,000	55,870
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31 (144A)	71,000	72,266
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	132,813
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	566,000	587,210
		3,807,845
Government Sponsored – 0.3%
Electricite de France SA, 5.7000%, 5/23/28 (144A)#	556,000	564,067
Electricite de France SA, 6.2500%, 5/23/33 (144A)	901,000	943,736
		1,507,803
Insurance – 3.1%
Aon North America Inc, 5.3000%, 3/1/31	1,427,000	1,437,663
Aon North America Inc, 5.4500%, 3/1/34	2,922,000	2,955,728
Aon North America Inc, 5.7500%, 3/1/54	1,377,000	1,411,707
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	701,141
Arthur J Gallagher & Co, 5.4500%, 7/15/34	1,253,000	1,261,286
Athene Global Funding, 2.7170%, 1/7/29 (144A)	1,642,000	1,446,818
Centene Corp, 4.2500%, 12/15/27	3,733,000	3,559,339
Centene Corp, 2.4500%, 7/15/28	1,586,000	1,406,328
Centene Corp, 3.0000%, 10/15/30	1,232,000	1,056,313
Humana Inc, 5.3750%, 4/15/31	1,303,000	1,303,702
Humana Inc, 5.8750%, 3/1/33	337,000	347,764
Humana Inc, 5.9500%, 3/15/34	562,000	583,555
Humana Inc, 5.7500%, 4/15/54	863,000	868,623
		18,339,967

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	$1,965,000	$2,032,806
Real Estate Investment Trusts (REITs) – 1.3%
Agree LP, 2.9000%, 10/1/30	1,638,000	1,408,212
American Homes 4 Rent LP, 5.5000%, 2/1/34	2,350,000	2,342,928
American Tower Trust I, 5.4900%, 3/15/28 (144A)	2,070,000	2,081,356
Sun Communities Operating LP, 2.7000%, 7/15/31	2,009,000	1,654,406
		7,486,902
Technology – 3.6%
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,301,757
Constellation Software Inc/Canada, 5.1580%, 2/16/29 (144A)	394,000	393,581
Constellation Software Inc/Canada, 5.4610%, 2/16/34 (144A)	1,145,000	1,152,474
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,228,000	1,046,827
Fiserv Inc, 5.4500%, 3/2/28	1,282,000	1,296,985
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	3,381,000	3,386,097
Leidos Inc, 2.3000%, 2/15/31	249,000	205,815
Leidos Inc, 5.7500%, 3/15/33	967,000	991,327
Marvell Technology Inc, 1.6500%, 4/15/26	956,000	889,178
Marvell Technology Inc, 4.8750%, 6/22/28	1,537,000	1,516,686
Marvell Technology Inc, 5.7500%, 2/15/29	1,756,000	1,797,280
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,706,000	2,502,282
Total System Services Inc, 4.8000%, 4/1/26	571,000	565,064
Trimble Inc, 4.7500%, 12/1/24	2,018,000	2,000,081
Trimble Inc, 4.9000%, 6/15/28	480,000	477,186
Trimble Inc, 6.1000%, 3/15/33	293,000	306,093
		21,828,713
Total Corporate Bonds (cost $218,007,519)		218,461,146
Mortgage-Backed Securities– 29.3%
Fannie Mae:
5.0000%, TBA, 30 Year Maturity	2,800,456	2,732,705
5.5000%, TBA, 30 Year Maturity	2,866,437	2,851,709
2.5000%, TBA, 30 Year Maturity	6,946,625	5,745,470
		11,329,884
Fannie Mae Pool:
3.0000%, 10/1/34	74,368	69,784
2.5000%, 11/1/34	118,493	108,906
3.0000%, 11/1/34	19,348	18,156
3.0000%, 12/1/34	18,726	17,570
2.5000%, 12/1/36	1,343,869	1,230,640
6.0000%, 2/1/37	54,562	56,975
4.5000%, 11/1/42	39,695	38,872
3.0000%, 1/1/43	17,990	16,114
3.0000%, 2/1/43	18,594	16,589
3.0000%, 5/1/43	136,103	121,336
5.0000%, 7/1/44	282,748	281,982
4.5000%, 10/1/44	89,777	87,661
4.5000%, 3/1/45	141,903	138,558
4.0000%, 5/1/45	39,800	37,684
4.5000%, 6/1/45	70,448	68,673
4.5000%, 2/1/46	135,023	132,221
4.0000%, 10/1/47	210,354	198,100
4.0000%, 11/1/47	313,805	295,532
3.5000%, 1/1/48	102,367	94,001
4.0000%, 1/1/48	764,090	722,282
4.0000%, 1/1/48	314,461	296,143
3.0000%, 2/1/48	79,507	70,205
4.0000%, 3/1/48	228,504	215,804
5.0000%, 5/1/48	70,834	70,286
4.5000%, 6/1/48	214,456	207,229
4.0000%, 7/1/48	255,103	239,812
4.0000%, 8/1/48	207,180	194,762
4.0000%, 9/1/48	502,293	473,033
4.0000%, 10/1/48	92,807	87,330
4.0000%, 11/1/48	299,425	281,478
4.0000%, 12/1/48	46,769	43,966
3.5000%, 5/1/49	522,247	472,935
4.0000%, 6/1/49	37,404	35,121
4.5000%, 6/1/49	17,978	17,361
3.0000%, 8/1/49	151,292	130,645
4.5000%, 8/1/49	26,947	26,021
3.0000%, 9/1/49	78,179	68,182
3.0000%, 9/1/49	40,385	35,615
4.0000%, 9/1/49	194,224	182,377
4.0000%, 11/1/49	616,348	579,405

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 11/1/49	$54,173	$50,895
4.5000%, 1/1/50	495,491	478,795
4.5000%, 1/1/50	35,490	34,273
4.0000%, 3/1/50	904,515	851,135
4.0000%, 3/1/50	486,807	457,629
4.0000%, 3/1/50	187,243	176,020
4.0000%, 4/1/50	134,234	125,819
3.0000%, 7/1/50	3,367,661	2,930,646
3.0000%, 7/1/50	1,183,785	1,030,168
2.5000%, 8/1/50	138,888	117,289
4.0000%, 8/1/50	114,674	107,485
3.0000%, 9/1/50	138,605	120,532
4.0000%, 9/1/50	1,027,986	965,232
4.0000%, 10/1/50	987,435	927,696
4.5000%, 10/1/50	600,299	580,071
4.5000%, 12/1/50	901,348	870,425
4.0000%, 1/1/51	601,629	564,902
3.5000%, 2/1/51	559,118	506,325
4.0000%, 3/1/51	2,542,597	2,387,382
4.0000%, 3/1/51	48,588	45,622
4.0000%, 3/1/51	24,514	23,045
4.0000%, 8/1/51	485,077	456,002
4.0000%, 10/1/51	2,199,668	2,065,387
4.0000%, 10/1/51	361,545	339,474
3.0000%, 12/1/51	1,492,610	1,299,380
2.5000%, 1/1/52	888,907	746,251
3.5000%, 1/1/52	374,121	341,162
2.5000%, 2/1/52	4,555,118	3,815,329
2.5000%, 2/1/52	4,245,512	3,580,514
2.5000%, 2/1/52	1,777,278	1,479,373
3.5000%, 2/1/52	985,474	898,504
2.5000%, 3/1/52	1,910,467	1,597,228
2.5000%, 3/1/52	1,803,497	1,512,659
2.5000%, 3/1/52	1,794,494	1,505,393
2.5000%, 3/1/52	670,475	562,518
2.5000%, 3/1/52	150,352	126,105
2.5000%, 3/1/52	136,160	114,202
2.5000%, 3/1/52	127,412	106,885
2.5000%, 3/1/52	53,468	44,862
3.0000%, 3/1/52	697,068	607,567
3.5000%, 3/1/52	2,388,163	2,174,360
3.5000%, 3/1/52	1,215,140	1,107,792
3.0000%, 4/1/52	591,553	516,018
3.0000%, 4/1/52	505,908	440,912
3.0000%, 4/1/52	142,225	123,564
3.5000%, 4/1/52	510,951	465,050
3.5000%, 4/1/52	346,130	315,143
3.5000%, 4/1/52	275,910	251,271
3.5000%, 4/1/52	166,546	151,584
3.5000%, 4/1/52	93,457	85,126
3.5000%, 4/1/52	84,293	76,766
4.0000%, 4/1/52	372,471	348,503
4.5000%, 4/1/52	73,782	70,429
4.5000%, 4/1/52	62,438	59,601
4.5000%, 4/1/52	35,794	34,158
4.5000%, 4/1/52	32,510	31,024
4.5000%, 4/1/52	28,415	27,116
4.5000%, 4/1/52	18,298	17,461
2.5000%, 5/1/52	3,603,440	3,015,689
3.5000%, 5/1/52	255,719	232,706
4.5000%, 5/1/52	99,078	94,548
3.0000%, 6/1/52	893,139	773,046
3.5000%, 6/1/52	1,512,900	1,376,754
3.5000%, 6/1/52	841,796	767,039
3.0000%, 7/1/52	842,484	730,460
3.5000%, 7/1/52	219,659	199,892
3.5000%, 7/1/52	76,927	70,084
4.5000%, 7/1/52	410,633	392,043
3.5000%, 8/1/52	142,167	129,351
5.0000%, 9/1/52	707,074	691,248
5.5000%, 9/1/52	1,846,042	1,846,194
5.0000%, 10/1/52	320,533	314,851
5.0000%, 10/1/52	140,986	138,487
5.0000%, 11/1/52	787,186	773,234

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 11/1/52	$688,539	$693,406
5.0000%, 1/1/53	224,396	220,418
5.0000%, 1/1/53	72,725	71,436
6.0000%, 1/1/53	835,922	846,470
5.0000%, 2/1/53	92,323	90,687
5.0000%, 3/1/53	196,721	191,859
5.0000%, 3/1/53	53,133	52,152
5.5000%, 3/1/53	110,753	110,909
5.0000%, 4/1/53	250,090	243,909
5.0000%, 4/1/53	102,786	100,889
5.0000%, 4/1/53	60,512	59,016
5.0000%, 4/1/53	51,586	50,311
5.5000%, 4/1/53	52,954	53,016
5.0000%, 5/1/53	52,363	51,396
5.5000%, 5/1/53	97,992	98,097
5.5000%, 5/1/53	51,047	51,101
5.0000%, 6/1/53	191,783	190,146
5.0000%, 6/1/53	74,770	73,231
5.0000%, 6/1/53	63,819	62,641
5.5000%, 6/1/53	1,890,352	1,901,980
5.5000%, 6/1/53	29,917	30,084
4.5000%, 7/1/53	423,914	410,039
5.0000%, 7/1/53	683,856	677,900
5.0000%, 7/1/53	166,345	165,172
5.5000%, 7/1/53	5,895,833	5,862,446
5.5000%, 7/1/53	85,822	85,895
5.5000%, 7/1/53	51,628	51,898
4.5000%, 8/1/53	278,713	269,590
5.0000%, 8/1/53	973,332	965,670
5.0000%, 8/1/53	64,209	63,071
5.0000%, 9/1/53	146,692	145,415
5.5000%, 9/1/53	1,525,840	1,533,519
6.0000%, 9/1/53	1,484,177	1,502,909
5.5000%, 11/1/53	591,523	600,858
5.0000%, 12/1/53	87,151	86,465
6.0000%, 1/1/54	639,236	647,304
5.0000%, 3/1/54	1,471,584	1,438,684
5.5000%, 3/1/54	1,080,903	1,097,917
3.5000%, 8/1/56	1,477,307	1,315,972
3.0000%, 2/1/57	1,018,143	873,180
3.0000%, 6/1/57	4,841	4,147
2.5000%, 3/1/62	3,591,291	2,854,301
		85,766,537
Freddie Mac Gold Pool:
4.0000%, 8/1/48	137,906	129,804
4.0000%, 9/1/48	88,676	83,467
		213,271
Freddie Mac Pool:
3.0000%, 5/1/31	668,125	637,942
3.0000%, 9/1/32	143,044	135,347
3.0000%, 10/1/32	43,122	40,748
3.0000%, 1/1/33	84,590	79,944
2.5000%, 12/1/33	798,892	752,220
3.0000%, 10/1/34	187,803	176,215
3.0000%, 10/1/34	89,219	83,720
2.5000%, 11/1/34	124,756	114,663
2.5000%, 11/1/34	85,328	78,424
2.5000%, 6/1/37	1,498,856	1,367,427
6.0000%, 4/1/40	80,348	83,913
4.5000%, 5/1/44	61,494	59,945
4.0000%, 2/1/46	245,971	232,108
3.5000%, 7/1/46	162,454	149,447
4.0000%, 3/1/47	58,734	55,543
3.5000%, 2/1/48	92,502	84,700
4.0000%, 4/1/48	217,451	205,175
4.0000%, 4/1/48	39,844	37,456
4.5000%, 7/1/48	42,909	41,464
5.0000%, 9/1/48	11,209	11,111
4.0000%, 11/1/48	26,845	25,236
4.0000%, 12/1/48	322,377	303,046
4.5000%, 6/1/49	21,717	20,971
4.0000%, 7/1/49	255,329	239,755
4.5000%, 7/1/49	176,806	170,727
4.5000%, 7/1/49	27,661	26,711

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 8/1/49	$46,515	$40,167
4.5000%, 8/1/49	162,739	157,143
3.0000%, 12/1/49	114,582	99,930
3.0000%, 12/1/49	59,656	52,028
4.5000%, 1/1/50	110,188	106,399
4.5000%, 1/1/50	30,298	29,258
4.0000%, 3/1/50	316,499	297,528
4.0000%, 6/1/50	516,138	486,105
2.5000%, 8/1/50	69,648	58,838
2.5000%, 8/1/50	26,817	22,646
2.5000%, 9/1/50	129,083	108,969
4.5000%, 9/1/50	928,790	897,493
4.0000%, 10/1/50	80,983	76,040
4.5000%, 10/1/50	528,633	510,497
4.0000%, 11/1/50	601,893	565,150
2.5000%, 9/1/51	2,069,644	1,732,709
2.5000%, 10/1/51	2,510,675	2,099,806
2.5000%, 11/1/51	714,286	600,762
2.5000%, 1/1/52	265,967	223,290
2.5000%, 1/1/52	165,826	139,166
2.5000%, 2/1/52	401,759	337,034
3.0000%, 2/1/52	192,295	167,620
3.0000%, 2/1/52	127,385	111,139
2.5000%, 3/1/52	2,441,661	2,039,057
2.5000%, 3/1/52	65,878	55,254
3.0000%, 3/1/52	236,405	206,237
4.5000%, 3/1/52	15,371	14,673
3.5000%, 4/1/52	402,164	366,735
3.5000%, 4/1/52	186,051	169,337
3.5000%, 4/1/52	181,301	165,014
3.5000%, 4/1/52	58,124	52,934
3.5000%, 4/1/52	54,959	50,096
2.5000%, 5/1/52	1,020,328	853,985
3.0000%, 6/1/52	2,515,916	2,195,050
3.0000%, 6/1/52	1,668,209	1,446,131
3.5000%, 6/1/52	1,551,720	1,414,778
4.5000%, 8/1/52	1,386,381	1,323,451
5.5000%, 9/1/52	414,362	416,880
5.0000%, 10/1/52	969,169	951,991
5.0000%, 10/1/52	630,818	619,637
5.0000%, 10/1/52	19,425	19,081
5.5000%, 10/1/52	25,054	25,236
5.0000%, 1/1/53	41,907	41,164
5.0000%, 1/1/53	36,369	35,724
6.0000%, 1/1/53	1,265,337	1,277,768
6.0000%, 1/1/53	409,942	415,114
5.0000%, 3/1/53	311,186	303,495
5.0000%, 3/1/53	157,746	154,834
5.0000%, 3/1/53	153,716	150,879
5.0000%, 3/1/53	57,740	56,313
5.0000%, 4/1/53	184,004	180,218
5.0000%, 5/1/53	902,239	883,674
5.0000%, 5/1/53	377,663	369,892
5.0000%, 5/1/53	213,789	209,390
5.0000%, 5/1/53	41,003	40,246
5.5000%, 5/1/53	374,304	375,101
5.5000%, 5/1/53	219,553	219,789
5.0000%, 6/1/53	833,117	815,974
5.0000%, 6/1/53	142,168	138,652
5.0000%, 6/1/53	139,668	136,211
5.0000%, 6/1/53	136,495	133,121
5.0000%, 6/1/53	111,294	108,542
5.0000%, 6/1/53	84,335	82,251
5.0000%, 6/1/53	78,735	76,789
5.0000%, 6/1/53	52,865	51,557
5.5000%, 6/1/53	503,188	503,727
5.5000%, 6/1/53	134,613	133,851
5.5000%, 6/1/53	110,819	110,192
5.5000%, 6/1/53	106,407	105,804
5.5000%, 6/1/53	85,914	85,426
5.0000%, 7/1/53	774,119	756,438
5.0000%, 7/1/53	257,108	254,869
5.0000%, 7/1/53	201,139	199,422
5.0000%, 7/1/53	170,005	165,804

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 7/1/53	$386,031	$386,359
5.5000%, 7/1/53	261,906	260,423
5.5000%, 7/1/53	248,223	248,434
5.0000%, 8/1/53	2,964,707	2,941,367
5.0000%, 9/1/53	59,888	59,264
5.5000%, 9/1/53	426,917	432,528
6.0000%, 9/1/53	3,301,436	3,373,353
6.0000%, 10/1/53	1,855,952	1,879,543
6.5000%, 11/1/53	1,080,744	1,114,563
5.5000%, 4/1/54	289,412	294,018
		46,081,315
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	982,425	965,461
4.5000%, TBA, 30 Year Maturity	664,009	637,884
3.5000%, TBA, 30 Year Maturity	5,935,736	5,402,297
2.5000%, TBA, 30 Year Maturity	6,432,370	5,480,759
4.0000%, TBA, 30 Year Maturity	2,347,727	2,197,634
		14,684,035
Ginnie Mae I Pool:
4.0000%, 1/15/45	886,660	850,697
4.5000%, 8/15/46	1,099,602	1,069,407
4.0000%, 8/15/47	38,628	36,602
4.0000%, 11/15/47	34,531	32,629
4.0000%, 12/15/47	107,819	101,883
		2,091,218
Ginnie Mae II Pool:
3.0000%, 11/20/46	1,967,617	1,760,827
4.0000%, 8/20/47	107,282	101,726
4.0000%, 8/20/47	26,477	25,106
4.0000%, 8/20/47	10,127	9,602
4.5000%, 2/20/48	138,964	135,147
4.0000%, 5/20/48	175,037	165,516
4.5000%, 5/20/48	149,433	145,293
4.5000%, 5/20/48	43,674	42,465
4.0000%, 6/20/48	260,385	246,221
5.0000%, 8/20/48	224,553	223,879
3.5000%, 5/20/49	2,608,853	2,395,701
2.5000%, 3/20/51	2,484,609	2,120,854
3.0000%, 4/20/51	1,333,863	1,179,333
3.0000%, 7/20/51	1,245,647	1,099,288
3.0000%, 8/20/51	3,403,430	3,005,979
2.5000%, 1/20/52	3,073,583	2,579,929
		15,236,866
Total Mortgage-Backed Securities (cost $180,810,922)		175,403,126
United States Treasury Notes/Bonds– 7.0%
4.2500%, 2/28/29	8,046,000	8,056,686
4.2500%, 2/28/31	1,225,500	1,227,606
4.0000%, 2/15/34	6,500,200	6,392,540
4.7500%, 11/15/43	5,762,000	5,977,175
4.5000%, 2/15/44#	8,579,000	8,625,916
4.7500%, 11/15/53	10,845,200	11,577,251
Total United States Treasury Notes/Bonds (cost $41,429,349)		41,857,174
Investment Companies– 7.1%
Money Markets – 7.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $42,365,372)	42,360,701	42,369,173
Investments Purchased with Cash Collateral from Securities Lending– 1.5%
Investment Companies – 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	7,388,505	7,388,505
Time Deposits – 0.3%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,847,126	1,847,126
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,235,631)		9,235,631
Total Investments (total cost $644,535,582) – 106.2%		635,913,120
Liabilities, net of Cash, Receivables and Other Assets – (6.2)%		(36,918,813)
Net Assets – 100%		$598,994,307

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$620,127,127	97.5%
United Kingdom	4,448,687	0.7
Canada	4,420,159	0.7
France	3,404,196	0.6
Switzerland	2,071,442	0.3
Japan	1,441,509	0.2

Total	$635,913,120	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 7.1%
Money Markets - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$707,280	$-	$(1)	$42,369,173
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	63,423∆	-	-	7,388,505
Total Affiliated Investments - 8.3%	$770,703	$-	$(1)	$49,757,678

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 7.1%
Money Markets - 7.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	53,613,853	95,294,658	(106,539,337)	42,369,173
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	13,649,589	21,160,974	(27,422,058)	7,388,505

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	73	6/28/24	$8,088,172	$48,477
2 Year US Treasury Note	650	7/3/24	132,914,844	(86,828)
5 Year US Treasury Note	1,098	7/3/24	117,503,156	333,345
Ultra Long Term US Treasury Bond	51	6/28/24	6,579,000	74,143
US Treasury Long Bond	315	6/28/24	37,937,813	580,781
Total - Futures Long				949,918
Futures Short:
Ultra 10-Year Treasury Note	399	6/28/24	(45,729,141)	(302,156)
Total				$647,762

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$267,467,381
Average notional amount of contracts - short	39,407,203

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $201,940,639, which represents 33.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$148,586,870	$-
Corporate Bonds	-	218,461,146	-
Mortgage-Backed Securities	-	175,403,126	-
United States Treasury Notes/Bonds	-	41,857,174	-
Investment Companies	-	42,369,173	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,235,631	-
Total Investments in Securities	$-	$635,913,120	$-
Other Financial Instruments(a):
Futures Contracts	1,036,746	-	-
Total Assets	$1,036,746	$635,913,120	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$388,984	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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